Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Number of contractual days past due after which credit card consumer loans are generally written off	180 days
Outstanding balance threshold under which consumer loans are generally written off	$ 100,000
Number of contractual days past due after which consumer loans under $100,000 are generally written off	180 days
Negative adjustment to loan portfolio	$ 864,815,000	$ 977,493,000	$ 981,948,000
Retained earnings (Accumulated deficit)
Property, Plant and Equipment [Line Items]
Negative adjustment to loan portfolio	$ 229,732,000	$ 104,329,000	33,918,000	$ (9,237,000)
Cumulative Effect, Period of Adoption, Adjustment | Retained earnings (Accumulated deficit)
Property, Plant and Equipment [Line Items]
Negative adjustment to loan portfolio			$ (7,800,000)	$ (7,841,000)
Buildings
Property, Plant and Equipment [Line Items]
Useful life	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Other acquired intangible assets, useful life (not exceeding)	15 years